Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Property, plant and equipment at beginning of period	$ 786
Property, plant and equipment at end of period	1,146	$ 786
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	588
Property, plant and equipment at end of period	691	588
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	197
Property, plant and equipment at end of period	455	197
Cost
Property and equipment
Property, plant and equipment at beginning of period	1,126	1,847
Additions	739	994
Acquisitions through business combinations		68
Disposals	(110)	(865)
Disposals through the sale of subsidiaries		(1,147)
Effect of foreign exchange rates	(1)	229
Property, plant and equipment at end of period	1,754	1,126
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	802	1,277
Additions	376	875
Acquisitions through business combinations		64
Disposals	(62)	(661)
Disposals through the sale of subsidiaries		(939)
Effect of foreign exchange rates		186
Property, plant and equipment at end of period	1,116	802
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	324	570
Additions	363	119
Acquisitions through business combinations		4
Disposals	(48)	(204)
Disposals through the sale of subsidiaries		(208)
Effect of foreign exchange rates	(1)	43
Property, plant and equipment at end of period	638	324
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(340)	(495)
Depreciation for the year.	(311)	(523)
Disposals	43	410
Disposals through the sale of subsidiaries		344
Effect of foreign exchange rates		76
Property, plant and equipment at end of period	(608)	(340)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(214)	(343)
Depreciation for the year.	(239)	(424)
Disposals	28	318
Disposals through the sale of subsidiaries		303
Effect of foreign exchange rates		68
Property, plant and equipment at end of period	(425)	(214)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	(126)	(152)
Depreciation for the year.	(72)	(99)
Disposals	15	92
Disposals through the sale of subsidiaries		41
Effect of foreign exchange rates		8
Property, plant and equipment at end of period	$ (183)	$ (126)